Basis of preparation of the financial statements and changes to the Group's accounting policies - Summary of Direct and Indirect Interests of Company (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Country of incorporation	Cayman
XP Allocation Asset Management Ltd [Member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Asset management
% of Group's interest	99.97%
Track Indices Consultoria Ltda [Member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Index Provider
% of Group's interest	100.00%
XP Eventos Ltd [Member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Media and Events
% of Group's interest	99.00%
Carteira Online Controle de Investimentos Ltda ME [Member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Investmentconsolidationplatform
% of Group's interest	99.99%
Antecipa SA [Member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	ReceivablesFinancing Market
% of Group's interest	100.00%
NIMROD Fundo De Investimento Multimercado Credito Privado Investimento No Exterior [Member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest	100.00%
XP High Yield Fund SP [Member]
Disclosure of associates [line items]
Country of incorporation	Cayman
Principal activities	Investment fund
% of Group's interest	100.00%
XP International Fund SPC [Member]
Disclosure of associates [line items]
Principal activities	Investment fund
% of Group's interest	100.00%
Spatha Fundo de Investimento Multimercado Crdito Privado Investimento no Exterior [member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest		100.00%	100.00%
% of Group's interest		100.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crdito Privado vi [member]
Disclosure of associates [line items]
Country of incorporation	Brazil
Principal activities	Investment fund
% of Group's interest		100.00%
% of Group's interest		100.00%